Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Disclosures
Schedule of compensation for key management personnel

	2022	2021
Short-term benefits(1)	$4.1	$4.3
Share-based payments(2)	8.5	9.2
	$12.6	$13.5
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the year.